Intangible Assets - Computer Software, Net (Tables)	12 Months Ended
Dec. 31, 2018
Computer software
Schedule of weighted average useful life for each component of computer software

The weighted average useful life for each component of other intangible assets, and in total, as of December 31, 2018 is as follows:

Weighted Average Amortization Period (Years)
Merchant relationships	7.2
Channel relationships	8.8
Customer relationships	6.9
Trade name	3.8
Covenants-not-to-compete	4.0
Database	5.0
Trade association	10.0
Favorable lease	5.6
Total	7.4

Schedule of estimated future amortization expense of licensed computer software, software development costs and acquisition technology intangibles	Estimated future amortization expense of other intangible assets as of December 31, 2018 for the next five years is:

(in thousands)
2019	$178,740
2020	171,876
2021	151,180
2022	130,930
2023	62,326

Computer Software
Computer software
Summary of computer software and computer software under license agreements

Computer software as of December 31, 2018 and 2017 is summarized as follows:

(in thousands)	2018	2017
Licensed computer software	$656,704	543,198
Software development costs	485,047	450,789
Acquisition technology intangibles	286,206	239,011
Total computer software	1,427,957	1,232,998
Less accumulated amortization:
Licensed computer software	347,641	360,160
Software development costs	347,847	325,443
Acquisition technology intangibles	197,933	163,680
Total accumulated amortization	893,421	849,283
Computer software, net	$534,536	383,715

Licensed computer software includes the following computer software acquired under license agreements as of December 31, 2018 and 2017:

(in thousands)	2018	2017
Licensed computer software (acquired under license agreements)	$20,524	24,421
Accumulated amortization	(3,228)	(15,918)
Licensed computer software, net	$17,296	8,503

Schedule of amortization expense

(in thousands)	2018	2017	2016
Amortization expense related to:
Licensed computer software	$63,370	51,247	45,655
Software development costs	26,701	27,461	26,478
Acquisition technology intangibles	34,758	28,267	26,217

Schedule of weighted average useful life for each component of computer software

The weighted average useful life for each component of computer software, and in total, as of December 31, 2018, is as follows:

Weighted Average Amortization Period (Years)
Licensed computer software	6.2
Software development costs	6.0
Acquisition technology intangibles	5.8
Total	6.0

Schedule of estimated future amortization expense of licensed computer software, software development costs and acquisition technology intangibles

Estimated future amortization expense of licensed computer software, software development costs and acquisition technology intangibles as of December 31, 2018 for the next five years is:

(in thousands)	Licensed Computer Software	Software Development Costs	Acquisition Technology Intangibles
2019	$71,418	23,345	35,333
2020	61,558	19,125	29,674
2021	50,675	14,078	13,140
2022	40,318	8,959	9,540
2023	32,819	6,292	575